EQUITY - Reserves (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2009
EQUITY
Polar acquisition	$ 421,701,520	$ 421,701,520	$ 421,701,520
Foreign currency translation reserves	(495,483,366)	(441,580,088)	(517,496,486)
Cash flow hedge reserve	(62,344,501)	50,603,698	(24,719,533)
Reserve for employee benefit actuarial gains or losses	(7,776,316)	(4,885,926)	(4,663,193)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538	$ 5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	$ (132,452,557)	$ 37,289,310	$ (113,727,586)